Long-term investment - Schedule of Long-term investment (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Long Term Investment Abstract
Long-term investment	$ 666,860	$ 633,897
Total long-term investment	$ 666,860	$ 633,897